LEASES - Schedule Of Maturities Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Year ending December 31, 2026	$ 20,062
Year ending December 31, 2027	16,166
Year ending December 31, 2028	17,183
Year ending December 31, 2029	13,829
Year ending December 31, 2030	13,541
Over year ending December 31, 2030	156,763
Total future minimum lease payments	237,544
Less: amounts representing interest	(142,438)
Present value of future minimum lease payments	95,106
Present value of future minimum lease payments current portion	(18,998)	$ (18,590)
Present value of future minimum lease payments non-current portion	76,108	80,673
Year ending December 31, 2026	35,290
Year ending December 31, 2027	35,290
Year ending December 31, 2028	35,290
Year ending December 31, 2029	35,290
Year ending December 31, 2030	35,290
Over year ending December 31, 2030	89,271
Total future minimum lease payments	265,721
Less: amounts representing interest	(83,804)
Present value of future minimum lease payments	181,917
Present value of future minimum lease payments current portion	(33,327)	(33,817)
Present value of future minimum lease payments non-current portion	$ 148,590	$ 165,938